Significant Accounting Policies (Details 1) ₪ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Significant Accounting Policies [Line Items]
Net cash from operating activities	₪ 3,487,000	[1]	$ 1,005	₪ 3,462,000	₪ 3,652,000
Net cash used in investing activities	(1,128,000)	[1]	$ (325)	₪ (948,000)	₪ 310,000
In accordance with the previous policy [Member]
Significant Accounting Policies [Line Items]
Net cash from operating activities	3,322
Net cash used in investing activities	(963)
Change [Member]
Significant Accounting Policies [Line Items]
Net cash from operating activities	165,000
Net cash used in investing activities	(165,000)
In accordance with IFRS15 [Member]
Significant Accounting Policies [Line Items]
Net cash from operating activities	3,487,000
Net cash used in investing activities	₪ (1,128,000)

[1]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.